Other long-term liabilities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Undiscounted amount of estimated cash flows required to settle liabilities	$ 44.9	$ 41.1
Number of vessels delivered | vessel	2
Total finance lease payments	$ 30.6
Interest expense on finance leases	$ 23.7